Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances at amortized	¥ 88,560,861	¥ 84,805,192	¥ 85,129,070
Adjust Unearned income, unamortized premiums-net and deferred loan fees-net	(253,316)		(239,181)
Less Allowance for loan losses	(606,406)		(651,620)	¥ (667,958)	¥ (680,456)
Gross loans and advances [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances at amortized	89,420,583		85,859,927
Allowance for loan losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Less Allowance for loan losses	(606,406)		¥ (491,676)
12-month ECL [member] | Gross loans and advances [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances at amortized	87,015,631
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Less Allowance for loan losses	(168,216)
Lifetime ECL not credit-impaired [member] | Gross loans and advances [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances at amortized	1,560,639
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Less Allowance for loan losses	(99,301)
Lifetime ECL credit-impaired [member] | Gross loans and advances [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances at amortized	844,313
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Less Allowance for loan losses	¥ (338,889)